Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Acorn Trust
Entity Central Index Key	0000002110
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Acorn® Fund Class A
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Class A
Trading Symbol	LACAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at c olumbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 2,664,444,631
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,664,444,631
Total number of portfolio holdings	103
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of
Fund
net assets.
Derivatives
are excluded from the tables unless
otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%

Columbia Acorn® Fund Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Advisor Class
Trading Symbol	CEARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	olumbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 2,664,444,631
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,664,444,631
Total number of portfolio holdings	103
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%

Columbia Acorn® Fund Class C
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Class C
Trading Symbol	LIACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.83%
Net Assets	$ 2,664,444,631
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,664,444,631
Total number of portfolio holdings	103
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is
subject
to change.
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%

Columbia Acorn® Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Institutional Class
Trading Symbol	ACRNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 2,664,444,631
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,664,444,631
Total number of portfolio holdings	103
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%

Columbia Acorn® Fund Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Institutional 2 Class
Trading Symbol	CRBRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2024 to June 30, 2024
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 2,664,444,631
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,664,444,631
Total number of portfolio holdings	103
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is
subject
to change.
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%

Columbia Acorn® Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn® Fund
Class Name	Institutional 3 Class
Trading Symbol	CRBYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn ® Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 2,664,444,631
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,664,444,631
Total number of portfolio holdings	103
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%

Columbia Acorn International® Class A
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Class A
Trading Symbol	LAIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Net Assets	$ 1,051,504,186
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,051,504,186
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%

Columbia Acorn International® Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Advisor Class
Trading Symbol	CCIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 1,051,504,186
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,051,504,186
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%

Columbia Acorn International® Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Institutional Class
Trading Symbol	ACINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 1,051,504,186
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,051,504,186
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%

Columbia Acorn International® Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Institutional 2 Class
Trading Symbol	CAIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 1,051,504,186
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,051,504,186
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%

Columbia Acorn International® Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International®
Class Name	Institutional 3 Class
Trading Symbol	CCYIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn International ® (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 1,051,504,186
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,051,504,186
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%

Columbia Acorn International SelectSM Class A
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Class A
Trading Symbol	LAFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Net Assets	$ 214,450,418
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 214,450,418
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	62%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%

Columbia Acorn International SelectSM Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Advisor Class
Trading Symbol	CILRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 214,450,418
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 214,450,418
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	62%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%

Columbia Acorn International SelectSM Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Institutional Class
Trading Symbol	ACFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 214,450,418
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 214,450,418
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	62%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%

Columbia Acorn International SelectSM Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Institutional 2 Class
Trading Symbol	CRIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 214,450,418
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 214,450,418
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	62%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%

Columbia Acorn International SelectSM Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International SelectSM
Class Name	Institutional 3 Class
Trading Symbol	CSIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn International Select SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 214,450,418
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 214,450,418
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	62%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%

Columbia Thermostat FundSM Class A
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Class A
Trading Symbol	CTFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 1,250,944,133
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,250,944,133
Total number of portfolio holdings	13
Portfolio turnover for the reporting period	62%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%

Columbia Thermostat FundSM Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Advisor Class
Trading Symbol	CTORX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,250,944,133
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,250,944,133
Total number of portfolio holdings	13
Portfolio turnover for the reporting period	62%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%

Columbia Thermostat FundSM Class C
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Class C
Trading Symbol	CTFDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 1,250,944,133
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,250,944,133
Total number of portfolio holdings	13
Portfolio turnover for the reporting period	62%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%

Columbia Thermostat FundSM Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Institutional Class
Trading Symbol	COTZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,250,944,133
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,250,944,133
Total number of portfolio holdings	13
Portfolio turnover for the reporting period	62%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%

Columbia Thermostat FundSM Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Institutional 2 Class
Trading Symbol	CQTRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 1,250,944,133
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,250,944,133
Total number of portfolio holdings	13
Portfolio turnover for the reporting period	62%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%

Columbia Thermostat FundSM Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat FundSM
Class Name	Institutional 3 Class
Trading Symbol	CYYYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Thermostat Fund SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 1,250,944,133
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,250,944,133
Total number of portfolio holdings	13
Portfolio turnover for the reporting period	62%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.

Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%
Asset Categories

Largest Holdings [Text Block]

Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%

Columbia Acorn European FundSM Class A
Shareholder Report [Line Items]
Fund Name	Columbia Acorn European FundSM
Class Name	Class A
Trading Symbol	CAEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn European Fund SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
Net Assets	$ 49,473,773
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$49,473,773
Total number of portfolio holdings	52
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AddTech AB, B Shares	4.2%
Diploma PLC	4.2%
Amplifon SpA	4.1%
Intermediate Capital Group PLC	4.0%
Auto Trader Group PLC	4.0%
Rightmove PLC	4.0%
Belimo Holding AG, Registered Shares	3.9%
Munters Group AB	3.6%
Carel Industries SpA	3.3%
Hexagon AB, Class B	3.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AddTech AB, B Shares	4.2%
Diploma PLC	4.2%
Amplifon SpA	4.1%
Intermediate Capital Group PLC	4.0%
Auto Trader Group PLC	4.0%
Rightmove PLC	4.0%
Belimo Holding AG, Registered Shares	3.9%
Munters Group AB	3.6%
Carel Industries SpA	3.3%
Hexagon AB, Class B	3.2%

Columbia Acorn European FundSM Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn European FundSM
Class Name	Advisor Class
Trading Symbol	CLOFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn European Fund SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 59	1.20%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
Net Assets	$ 49,473,773
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$49,473,773
Total number of portfolio holdings	52
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AddTech AB, B Shares	4.2%
Diploma PLC	4.2%
Amplifon SpA	4.1%
Intermediate Capital Group PLC	4.0%
Auto Trader Group PLC	4.0%
Rightmove PLC	4.0%
Belimo Holding AG, Registered Shares	3.9%
Munters Group AB	3.6%
Carel Industries SpA	3.3%
Hexagon AB, Class B	3.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AddTech AB, B Shares	4.2%
Diploma PLC	4.2%
Amplifon SpA	4.1%
Intermediate Capital Group PLC	4.0%
Auto Trader Group PLC	4.0%
Rightmove PLC	4.0%
Belimo Holding AG, Registered Shares	3.9%
Munters Group AB	3.6%
Carel Industries SpA	3.3%
Hexagon AB, Class B	3.2%

Columbia Acorn European FundSM Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Acorn European FundSM
Class Name	Institutional Class
Trading Symbol	CAEZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Acorn European Fund SM (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 59	1.20%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%
Net Assets	$ 49,473,773
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 49,473,773
Total number of portfolio holdings	52
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AddTech AB, B Shares	4.2%
Diploma PLC	4.2%
Amplifon SpA	4.1%
Intermediate Capital Group PLC	4.0%
Auto Trader Group PLC	4.0%
Rightmove PLC	4.0%
Belimo Holding AG, Registered Shares	3.9%
Munters Group AB	3.6%
Carel Industries SpA	3.3%
Hexagon AB, Class B	3.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AddTech AB, B Shares	4.2%
Diploma PLC	4.2%
Amplifon SpA	4.1%
Intermediate Capital Group PLC	4.0%
Auto Trader Group PLC	4.0%
Rightmove PLC	4.0%
Belimo Holding AG, Registered Shares	3.9%
Munters Group AB	3.6%
Carel Industries SpA	3.3%
Hexagon AB, Class B	3.2%